Note 7 - Income Taxes - Income Before Income Tax Domestic and Foreign (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign	$ (6,362,426)	$ (4,204,348)
Domestic	(7,877,317)	(2,537,216)
Net loss before tax	$ (14,239,743)	$ (6,741,564)